April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 7.3%
Alabama Highway Authority, RB, 5.00%, 09/01/41 (AG)	$950	$1,056,738
Baldwin County Industrial Development Authority, RB AMT, 5.00%, 06/01/55(a)	1,100	1,123,821
Black Belt Energy Gas District, RB
3.97%, 10/01/52(b)(c)	535	535,238
4.00%, 10/01/49	950	953,262
5.00%, 02/01/30	465	486,615
5.00%, 05/01/31	300	316,783
5.00%, 12/01/34	3,875	4,110,771
5.00%, 10/01/35	1,820	1,911,459
5.00%, 03/01/55	4,375	4,660,114
5.00%, 12/01/55	2,390	2,533,102
5.25%, 02/01/53	1,275	1,335,833
5.25%, 01/01/54	605	643,141
5.25%, 05/01/55	465	482,424
5.50%, 11/01/53	900	941,010
5.50%, 10/01/54	700	754,419
County of Jefferson Sewer Revenue, RB, 5.25%, 10/01/42	1,000	1,083,390
Energy Southeast A Cooperative District, RB
5.50%, 11/01/53	1,000	1,074,053
5.75%, 04/01/54	225	245,503
Southeast Energy Authority A Cooperative District, RB
4.00%, 11/01/51	1,315	1,330,142
5.00%, 10/01/30	2,670	2,853,426
5.25%, 11/01/55	2,155	2,329,715
5.50%, 01/01/53	505	536,875
VRDN, VRDN, 4.22%, 05/01/53 (1-day SOFR)(b)(c)	2,050	2,076,460
Tuscaloosa County Industrial Development Authority, RB, 5.25%, 05/01/44(a)	110	110,770
		33,485,064
Arizona — 0.2%
Arizona Department of Transportation State Highway Fund Revenue, RB, 5.00%, 07/01/34	215	215,784
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	670	714,676
		930,460
California — 7.2%
Bay Area Toll Authority, RB, 5.00%, 04/01/61	1,000	1,136,092
California Community Choice Financing Authority, RB
4.38%, 12/01/53(b)(c)	750	764,400
5.00%, 03/01/56	275	293,388
5.00%, 10/01/56	4,140	4,436,231
5.25%, 02/01/36	1,625	1,749,985
California Housing Finance Agency, RB, 3.60%, 07/01/56	3,900	3,898,518
California Infrastructure & Economic Development Bank, RB AMT
3.50%, 01/01/65(a)	2,325	2,324,428
12.00%, 01/01/65(a)	2,240	1,299,200
California Municipal Finance Authority, RB AMT, 4.00%, 07/15/29	500	502,879
California Pollution Control Financing Authority, RB AMT
2.88%, 08/17/26(a)	360	359,434
4.25%, 07/01/31	525	531,174
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28(a)	4,000	4,197,220
City of Los Angeles Department of Airports, RB AMT
5.00%, 05/24/26	475	475,767
5.00%, 05/15/30	430	430,678
5.00%, 05/15/34	355	397,127
5.00%, 05/15/35	500	561,940
5.00%, 05/15/36	685	685,782
Security	Par (000)	Value
California (continued)
5.00%, 05/15/39	$1,000	$1,090,796
Hidden Valley Lake Community Services District, SA, 3.50%, 09/02/32	361	351,645
Northern California Transmission Agency, RB, 5.00%, 05/01/33	625	626,525
Riverside County Community Facilities Districts, ST, 3.88%, 09/01/28	405	404,863
San Diego Unified School District California , GO, Series C, 0.00%, 07/01/38(d)	1,945	1,265,780
San Francisco City & County Airport Comm-San Francisco International Airport, RB AMT, 5.00%, 05/01/33	500	555,142
State of California, GO, 5.00%, 10/01/44	2,500	2,785,107
Yosemite Community College District, GO, 0.00%, 08/01/38(d)	2,700	1,739,837
		32,863,938
Colorado — 4.0%
City & County of Denver Airport System Revenue, RB AMT
5.00%, 12/01/35	1,010	1,046,813
5.75%, 11/15/34	200	229,472
City & County of Denver Co. Airport System Revenue, RB AMT, 5.00%, 11/15/41	895	948,460
City of Colorado Springs Co. Utilities System Revenue, RB, 5.00%, 11/15/44	2,210	2,420,398
Colorado Health Facilities Authority, RB
5.00%, 09/01/35	305	340,457
5.00%, 11/15/57	330	368,418
5.00%, 11/15/60	285	307,482
Colorado State Education Loan Program, RB, 5.00%, 06/30/26	8,775	8,805,812
Denver City & County Housing Authority, RB, 5.00%, 06/01/29	415	432,530
Denver City & County School District No. 1, GO
5.00%, 12/01/35 (SAW)	1,860	1,880,852
5.00%, 12/01/36 (SAW)	640	646,803
State of Colorado, COP, 5.00%, 03/15/37	675	684,050
		18,111,547
Connecticut — 3.0%
Connecticut Housing Finance Authority, RB, 1.85%, 05/15/38	205	153,277
Connecticut State Health & Educational Facilities Authority, RB
3.20%, 07/01/37	905	905,578
5.00%, 12/01/30	740	742,027
5.00%, 07/01/36	175	204,218
State of Connecticut Special Tax Revenue, RB
5.00%, 07/01/36	500	576,289
5.00%, 07/01/38	220	241,875
5.00%, 07/01/40	5,000	5,621,996
State of Connecticut, GO
5.00%, 03/15/35	125	144,130
5.00%, 08/15/38	3,585	4,058,625
5.00%, 11/15/40	895	993,003
		13,641,018
Delaware — 0.4%
Delaware State Economic Development Authority, RB, 4.00%, 10/01/45	1,455	1,455,072
Delaware Transportation Authority, RB, 5.00%, 09/01/26	315	317,476
		1,772,548
District of Columbia — 1.2%
District of Columbia Income Tax Revenue, RB, 5.00%, 06/01/40	175	195,611

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority, RB
5.00%, 10/01/35	$1,000	$1,157,387
5.00%, 10/01/41	685	757,146
District of Columbia, GO, 5.00%, 06/01/39	1,500	1,702,660
Metropolitan Washington Airports Authority Aviation Revenue, RB AMT
5.00%, 10/01/34	300	333,932
5.00%, 10/01/37	295	317,159
5.25%, 10/01/41	585	646,526
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, 0.00%, 10/01/27 (AG)(d)	395	378,449
		5,488,870
Florida — 4.0%
Brevard County Health Facilities Authority, RB, 5.00%, 07/01/34	2,415	2,673,896
County of Broward FL Airport System Revenue, RB AMT, 5.00%, 10/01/35	1,570	1,600,394
County of Lee FL Airport Revenue RB, RB AMT
5.00%, 10/01/56	2,620	2,816,115
5.25%, 10/01/44	1,240	1,337,858
County of Miami-Dade Aviation Revenue, RB AMT, 5.00%, 10/01/34	2,000	2,226,215
County of Miami-Dade FL, GO, Series A, 5.00%, 07/01/38	1,075	1,077,652
County of Miami-Dade Seaport Department RB, RB AMT, 5.00%, 10/01/36	1,330	1,423,359
County of Osceola Transportation Revenue, RB
5.00%, 10/01/33	435	451,242
5.00%, 10/01/39	985	1,005,603
Florida Development Finance Corp., RB AMT, 4.38%, 10/01/54(a)	250	251,375
Kissimmee Park Community Development District, 5.00%, 05/01/30	555	553,147
Lakes of Sarasota Community Development District, 2.75%, 05/01/26	95	95,000
Miami-Dade County Expressway Authority, RB, 5.00%, 07/01/30	250	250,355
Palmetto Ridge Community Development District, 4.13%, 05/01/31	740	731,502
Pinery Community Development District, 4.25%, 05/01/31	500	493,287
Sarasota County School Board, COP, 5.00%, 07/01/26	350	351,272
School District of Broward County Florida, COP, 5.00%, 07/01/30	515	516,878
School District of Broward County/FL, COP, 5.00%, 07/01/32	320	321,167
Tohoqua Community Development District, 2.38%, 05/01/26	60	60,000
		18,236,317
Georgia — 1.5%
City of Atlanta GA Department of Aviation, RB AMT, 5.25%, 07/01/42	300	327,075
County of DeKalb Water & Sewerage Revenue, RB, 5.00%, 10/01/42	1,000	1,106,368
Development Authority of Cobb County.(The), RB, 5.70%, 06/15/38(a)	100	101,359
Georgia Housing & Finance Authority, RB, 4.05%, 12/01/35 (GNMA/FNMA/FHLMC)	250	253,527
Main Street Energy Inc., RB, 5.00%, 12/01/33	1,120	1,178,304
Main Street Natural Gas, Inc., RB
4.00%, 03/01/50	720	721,931
5.00%, 12/01/29	850	889,276
5.00%, 05/15/37	500	539,940
5.00%, 07/01/53	50	52,859
Security	Par (000)	Value
Georgia (continued)
5.00%, 09/01/53	$200	$211,785
5.00%, 12/01/54	500	529,185
5.00%, 05/01/55	270	285,789
5.00%, 12/01/55	500	527,387
		6,724,785
Hawaii — 0.5%
State of Hawaii Airports System Revenue, RB AMT, 5.00%, 07/01/42	2,250	2,414,749
Idaho — 0.9%
Idaho Health Facilities Authority, RB
2.63%, 12/01/48	195	195,000
5.00%, 03/01/60	1,810	2,011,895
Idaho Housing & Finance Association, RB, 5.00%, 08/15/43	1,750	1,927,832
		4,134,727
Illinois — 4.0%
Chicago Board of Education, GO
5.50%, 12/01/32	625	668,318
6.00%, 12/01/38	1,900	2,082,252
Chicago O'Hare International Airport RB, RB AMT
5.00%, 01/01/37	1,230	1,340,787
5.25%, 01/01/42	1,500	1,625,163
Chicago O'Hare International Airport, RB
Series B, 5.00%, 01/01/37	570	576,647
Series B, 5.00%, 01/01/38	1,925	1,946,381
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.00%, 06/01/27	670	681,849
5.00%, 06/01/28	785	818,812
City of Chicago Illinois, GO, 5.00%, 01/01/27	100	100,757
Illinois Housing Development Authority, RB, 6.25%, 10/01/56 (GNMA/FNMA/FHLMC)	750	850,766
Illinois State Toll Highway Authority, RB, 5.00%, 01/01/30	785	786,428
Northern Illinois Municipal Power Agency, RB, 4.00%, 12/01/36	100	99,282
Rock Island County School District No. 41 Rock Island, GO, 5.00%, 01/01/42 (AGC)	350	371,833
State of Illinois, GO
5.00%, 10/01/30	225	243,531
5.00%, 04/01/34	500	558,406
5.00%, 11/01/34	1,120	1,128,116
5.00%, 02/01/37	100	109,671
5.00%, 09/01/43	1,000	1,052,817
5.25%, 04/01/44	3,000	3,226,391
		18,268,207
Indiana — 0.9%
Indiana Finance Authority, RB
5.00%, 10/01/34	775	779,982
5.00%, 02/01/40	325	364,790
5.00%, 10/01/42	625	683,534
5.00%, 10/01/57	1,970	2,199,416
		4,027,722
Iowa — 0.0%
PEFA Inc., RB, 5.00%, 09/01/49	110	110,634
Kansas — 0.5%
State of Kansas Department of Transportation, RB, 5.00%, 09/01/43	1,745	1,915,963
University of Kansas Hospital Authority, RB, 5.00%, 03/01/55	565	603,067
		2,519,030
Kentucky — 1.2%
City of Henderson Kentucky, RB AMT, 3.70%, 01/01/32(a)	100	99,653

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Energy Authority, RB
4.00%, 02/01/50	$1,050	$1,060,414
5.00%, 01/01/55	2,055	2,178,265
5.25%, 06/01/55	660	698,216
Kentucky State Property & Building Commission, RB, 5.00%, 10/01/42	1,040	1,135,121
Louisville/Jefferson County Metropolitan Government, RB, 1.75%, 02/01/35	125	124,557
		5,296,226
Louisiana — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A,2.00%, 06/01/30	175	164,131
Louisiana Public Facilities Authority, RB AMT, 4.38%, 05/01/53(a)	2,000	2,022,265
Parish of St. James Louisiana, RB
3.70%, 08/01/41	100	100,900
6.10%, 06/01/38(a)	500	549,676
		2,836,972
Maryland — 0.2%
City of Baltimore Maryland, RB, 4.00%, 06/01/35(a)	200	197,462
Maryland Economic Development Corp., RB, 5.00%, 06/01/35	500	513,621
Montgomery County Housing Opportunities Commission, RB, 3.85%, 07/01/34 (FHA 542(C))	365	372,803
		1,083,886
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, 5.00%, 10/01/32	510	576,373
Commonwealth of Massachusetts, GOL, 5.00%, 07/01/36	520	521,792
Massachusetts Clean Water Trust.(The), RB, 5.00%, 02/01/43	4,000	4,485,923
Massachusetts Development Finance Agency, RB, 5.00%, 10/01/65	950	1,069,775
Massachusetts School Building Authority, RB, 5.00%, 02/15/41	350	392,698
		7,046,561
Michigan — 1.1%
Caledonia Community Schools, GO, 5.00%, 05/01/26 (Q-SBLF)	410	410,000
Michigan Finance Authority, RB
1.20%, 10/15/38	850	813,265
5.00%, 08/20/26	610	613,950
5.25%, 02/29/40	100	107,975
Michigan State Hospital Finance Authority, RB
5.00%, 08/15/55	215	235,315
5.00%, 08/15/55	1,830	2,041,074
Michigan Strategic Fund, RB AMT
5.00%, 12/31/26	150	151,305
5.00%, 06/30/29	490	507,578
		4,880,462
Minnesota — 1.2%
City of Rochester MN, RB, 5.00%, 11/15/38	725	819,027
Minnesota Housing Finance Agency, RB, 6.00%, 01/01/53 (GNMA/FNMA/FHLMC COLL)	4,360	4,627,438
		5,446,465
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 04/01/35	500	567,452
Kansas City Industrial Development Authority, RB AMT, 5.00%, 03/01/34	750	779,846
Security	Par (000)	Value
Missouri (continued)
Missouri Housing Development Commission, RB, 5.75%, 05/01/57 (GNMA/FNMA/FHLMC)	$875	$969,586
		2,316,884
Nebraska — 0.4%
Central Plains Energy Project, RB, 5.00%, 05/01/53	1,170	1,224,261
Nebraska Investment Finance Authority, RB, 6.25%, 03/01/55 (GNMA/FNMA/FHLMC)	725	810,753
		2,035,014
Nevada — 0.7%
Clark County School District, GOL
5.00%, 06/15/36	1,000	1,001,161
5.00%, 06/15/39	1,000	1,113,081
County of Washoe Nevada, RB
3.63%, 03/01/36	275	277,821
4.13%, 03/01/36	90	91,491
Las Vegas Valley Water District, GOL, 5.00%, 06/01/34	530	531,003
		3,014,557
New Hampshire — 1.6%
New Hampshire Business Finance Authority, RB
4.13%, 04/20/43	2,158	2,116,583
4.25%, 07/20/41	1,025	1,001,397
5.13%, 01/28/43	1,585	1,596,364
New Hampshire Housing Finance Authority, RB, 6.25%, 07/01/55 (GNMA/FNMA/FHLMC)	2,220	2,471,971
		7,186,315
New Jersey — 2.9%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/28	225	235,716
New Jersey Educational Facilities Authority, RB
5.00%, 07/01/35	1,510	1,548,036
5.00%, 09/01/38	100	110,021
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/29	900	903,264
New Jersey Higher Education Student Assistance Authority, RB AMT, 5.00%, 12/01/33	450	483,176
New Jersey Housing & Mortgage Finance Agency, RB, 3.50%, 05/01/29 (HUD SECT 8)	240	242,836
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/32	750	837,583
5.00%, 06/15/35	1,110	1,260,636
5.00%, 06/15/37	290	319,672
5.00%, 06/15/43	1,000	1,082,027
5.00%, 06/15/43	595	648,125
Series A, 0.00%, 12/15/34(d)	2,015	1,503,406
Series A, 0.00%, 12/15/37(d)	3,165	2,069,638
Tobacco Settlement Financing Corp., RB
5.00%, 06/01/29	570	593,265
5.00%, 06/01/34	945	979,109
5.00%, 06/01/35	500	515,809
		13,332,319
New Mexico — 0.8%
New Mexico Mortgage Finance Authority, RB
2.92%, 02/01/42	250	249,999
5.75%, 03/01/57	3,000	3,282,039
		3,532,038
New York — 6.7%
City of New York NY, GO
5.00%, 08/01/36	350	401,660
5.00%, 02/01/42	500	545,351
Metropolitan Transportation Authority Dedicated Tax Fund, RB, 5.00%, 11/15/31	225	227,576
Metropolitan Transportation Authority, RB, 5.00%, 11/15/43	1,355	1,452,803

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, 3.13%, 11/01/65 (HUD SECT 8)	$605	$603,195
New York City Municipal Water Finance Authority, RB, 5.00%, 06/15/38	1,000	1,175,376
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
3.25%, 11/01/65	1,550	1,555,855
3.75%, 05/01/65	465	470,175
5.00%, 11/01/33	905	1,027,569
5.00%, 05/01/37	620	620,794
5.00%, 07/15/40 (SAW)	2,000	2,255,273
5.00%, 11/01/41	500	554,313
5.00%, 11/01/42	1,800	1,973,021
5.00%, 05/01/44	185	199,618
New York Counties Tobacco Trust VI, New York, RB, 5.00%, 06/01/36	730	730,730
New York Counties Tobacco Trust VI, RB, 5.00%, 05/01/38	1,000	1,128,188
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56	1,100	1,132,555
New York State Dormitory Authority, RB
5.00%, 10/01/38 (AG SAW)	1,000	1,128,883
5.00%, 03/15/39	500	565,975
5.00%, 03/15/42	630	691,866
Series A, 5.00%, 03/15/36	1,225	1,232,886
New York State Environmental Facilities Corp., RB AMT
4.25%, 09/01/50(a)	500	507,081
5.13%, 09/01/50(a)	250	262,897
New York State Thruway Authority, RB
5.00%, 03/15/40	1,000	1,123,310
5.00%, 03/15/41	1,000	1,082,554
New York Transportation Development Corp., RB AMT
4.00%, 12/01/42	250	232,911
5.00%, 12/01/26	450	454,241
5.00%, 01/01/28	275	283,458
5.00%, 12/01/31	500	539,259
5.00%, 01/01/33	710	725,173
6.00%, 06/30/40	500	563,381
Port Authority of New York & New Jersey, RB AMT
5.00%, 08/01/35	965	1,047,999
5.00%, 09/01/41	565	614,195
Triborough Bridge & Tunnel Authority, RB
5.00%, 11/15/38	100	111,499
5.00%, 11/15/42	650	715,231
5.00%, 11/15/42	150	164,884
5.00%, 11/15/43	1,000	1,103,336
Series A-2, 2.00%, 05/15/45	1,250	1,249,620
		30,454,691
North Carolina — 1.4%
County of Wake NC, RB, 5.00%, 05/01/40	1,000	1,122,470
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB AMT, 3.13%, 12/01/27	1,925	1,921,945
North Carolina Medical Care Commission, RB, 3.45%, 11/01/30	250	248,792
North Carolina Turnpike Authority, RB, 5.00%, 01/01/30	300	315,038
State of North Carolina, RB
5.00%, 03/01/35	260	299,933
5.00%, 03/01/39	2,320	2,601,755
		6,509,933
Ohio — 3.3%
City of Columbus OH, GOL, 5.00%, 04/01/32	600	673,664
County of Franklin OH, RB, 2.63%, 12/01/46	285	285,000
Security	Par (000)	Value
Ohio (continued)
Ohio Air Quality Development Authority, RB, 4.00%, 09/01/30	$230	$232,128
Ohio Air Quality Development Authority, RB AMT
3.70%, 10/01/28	3,325	3,348,468
3.75%, 01/01/29	2,165	2,184,036
4.25%, 11/01/39	615	620,155
4.50%, 01/15/48(a)	200	185,413
Ohio Housing Finance Agency, RB, 6.00%, 03/01/55 (GNMA/FNMA/FHLMC COLL)	1,605	1,753,185
Ohio Water Development Authority, RB
5.00%, 12/01/42	1,005	1,110,968
5.00%, 12/01/44	2,195	2,389,936
Port of Greater Cincinnati Development Authority, RB, 3.75%, 12/01/31(a)	250	253,785
State of Ohio RB, RB AMT, 5.00%, 12/31/39	1,500	1,499,918
State of Ohio, GO, 5.00%, 05/01/38	400	459,245
		14,995,901
Oklahoma — 0.2%
Oklahoma Housing Finance Agency, RB, 4.00%, 03/01/50 (GNMA/FNMA/FHLMC)	440	444,377
Oklahoma Turnpike Authority, RB, 5.00%, 01/01/41	515	570,588
		1,014,965
Oregon — 2.4%
City of Portland Oregon, GOL, 5.00%, 05/01/40	2,500	2,818,358
Lane County School District No 19 Springfield, GO, 0.00%, 06/15/33(d)	1,115	892,251
Multnomah County School District No. 1J Portland, GO, 5.00%, 06/15/39 (GTD)	485	548,829
Port of Morrow Oregon, GOL, 5.15%, 10/01/26(a)	2,360	2,360,364
Port of Portland Airport Revenue, RB AMT
5.00%, 07/01/33	500	552,494
5.00%, 07/01/41	1,000	1,072,339
5.00%, 07/01/43	300	317,755
5.25%, 07/01/41	665	720,447
Port of Portland OR Airport Revenue RB, RB AMT, 5.00%, 07/01/38	345	375,456
Salem-Keizer School District No. 24J, GO, 0.00%, 06/15/27 (GTD)(d)	1,250	1,209,693
		10,867,986
Pennsylvania — 5.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.50%, 05/01/32(a)	410	440,969
Commonwealth Financing Authority, RB
5.00%, 06/01/34	1,615	1,672,681
5.00%, 06/01/35	1,605	1,612,122
Commonwealth of Pennsylvania, GO
5.00%, 04/01/29	2,000	2,137,693
5.00%, 04/01/42	5,000	5,541,135
Dauphin County General Authority, RB, 5.00%, 06/01/34	560	561,013
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 03/15/60	535	587,073
Pennsylvania Economic Development Financing Authority, RB AMT
2.88%, 06/01/49	2,400	2,398,915
5.50%, 06/30/38	500	542,275
5.50%, 06/30/40	500	537,760
5.50%, 06/30/42 (AGM)	395	428,163
Pennsylvania Higher Educational Facilities Authority, RB
5.00%, 08/15/40	250	273,389
5.25%, 11/01/38	2,000	2,210,086
Pennsylvania Housing Finance Agency, RB
2.00%, 10/01/32	445	394,798
5.25%, 04/01/32	125	137,129

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
5.25%, 10/01/32	$150	$165,231
5.25%, 04/01/33	225	248,008
5.25%, 10/01/33	275	304,376
Pennsylvania Turnpike Commission, RB
5.00%, 12/01/42	1,095	1,210,457
5.00%, 12/01/43	650	712,071
State Public School Building Authority, RB, 5.00%, 06/01/32 (AG SAW)	3,540	3,579,686
		25,695,030
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, 4.33%, 07/01/40	250	247,168
Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp., RB, 5.00%, 09/15/35	585	595,468
Rhode Island Health and Educational Building Corp., RB, 5.00%, 09/15/28 (SAP)	230	231,458
Rhode Island Housing & Mortgage Finance Corp., RB, 5.00%, 10/01/41 (GNMA COLL)	250	267,626
		1,094,552
South Carolina — 2.1%
Charleston Housing Authority South Carolina, RB, 4.50%, 09/01/35	1,000	1,012,251
City of Hardeeville South Carolina, 3.00%, 05/01/27(a)	95	93,482
South Carolina Jobs-Economic Development Authority, RB
4.00%, 03/01/62	145	146,249
5.00%, 11/01/34	575	644,828
5.00%, 11/01/38	1,000	1,090,634
5.00%, 11/01/49	225	252,057
5.25%, 11/01/42	1,225	1,341,693
5.50%, 11/01/46	1,000	1,080,606
South Carolina Public Service Authority, RB
5.00%, 12/01/29	300	300,558
5.00%, 12/01/31	1,520	1,522,642
5.00%, 12/01/43	300	322,593
South Carolina State Housing Finance & Development Authority, RB, 6.25%, 01/01/56 (GNMA/FNMA/FHLMC)	1,700	1,910,103
		9,717,696
Tennessee — 2.9%
Lewisburg Industrial Development Board RB, RB AMT, 3.00%, 07/02/35	235	235,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.00%, 07/01/34	680	764,260
Metropolitan Nashville Airport Authority (The), RB AMT, 5.00%, 07/01/41	2,510	2,721,177
Metropolitan Nashville Airport Authority (The), RB RB AMT, 5.00%, 07/01/35	1,730	1,927,721
Tennergy Corp. Tennessee, RB, 5.50%, 10/01/53	750	796,993
Tennessee Energy Acquisition Corp., RB, 5.00%, 11/01/34	6,250	6,679,517
		13,124,668
Texas — 16.7%
Allen Independent School District, GO, 5.00%, 02/15/35 (PSF)	100	100,114
Alvin Independent School District/TX, GO, 5.00%, 02/15/36 (PSF)	840	969,881
Austin Independent School District, GO, 5.00%, 08/01/30 (PSF)	225	226,196
Board of Regents of the University of Texas System, RB, 5.00%, 08/15/38	2,205	2,580,387
Security	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, RB, 5.00%, 01/01/27	$1,195	$1,213,011
City of Austin TX Airport System Revenue RB, RB AMT, 5.00%, 11/15/36	280	310,183
City of Austin TX Water & Wastewater System Revenue, RB, 5.00%, 11/15/38	850	964,727
City of Austin Water & Wastewater System Revenue, RB, 5.00%, 11/15/36	1,145	1,154,851
City of El Paso Water & Sewer Revenue, RB, 5.00%, 03/01/42	960	1,039,804
City of Galveston Wharves & Terminal Revenue, RB AMT, 5.00%, 08/01/33	500	537,545
City of Houston Airport System Revenue, RB AMT
5.25%, 07/01/36	715	810,156
5.50%, 07/15/37	100	106,947
City of Houston Texas, GOL, 5.00%, 03/01/41	2,175	2,390,875
City of Houston TX Airport System Revenue RB, RB AMT
5.00%, 07/01/34 (AG)	1,000	1,098,429
5.50%, 07/01/45	960	1,048,632
City of San Antonio TX Electric & Gas Systems Revenue, RB
2.90%, 02/01/55	1,000	995,626
5.00%, 02/01/40	2,000	2,235,180
Conroe Independent School District, GO, 5.00%, 02/15/43 (PSF)	5,160	5,635,180
County of Hays TX, 4.50%, 09/15/35(a)	300	300,712
Crowley Independent School District, GO, 5.00%, 02/01/40 (PSF)	1,640	1,826,991
Dallas Fort Worth International Airport RB, RB AMT, 5.00%, 11/01/32	1,000	1,096,891
Dallas Fort Worth International Airport, RB, 5.00%, 11/01/34	500	571,401
Dallas Fort Worth International Airport, RB AMT
5.25%, 11/01/41	375	409,511
5.25%, 11/01/43	2,550	2,749,616
Del Mar College District, GOL, 5.00%, 08/15/30	420	422,429
Denton Independent School District, GO, 5.00%, 08/15/43 (PSF)	415	446,666
Harris County Cultural Education Facilities Finance Corp., RB, 5.00%, 12/01/36	855	976,221
Harris County Industrial Development Corp., RB, 4.05%, 11/01/50	475	485,881
Leander Independent School District, GO, 5.00%, 08/15/39 (PSF)	560	626,530
Lewisville Independent School District, GO, 5.00%, 08/15/42 (PSF)	880	954,053
Lower Colorado River Authority, RB
5.00%, 05/15/40 (BAM)	750	830,446
5.00%, 05/15/45	475	517,891
Matagorda County Navigation District No. 1, RB
2.60%, 11/01/29	590	574,758
4.00%, 06/01/30	3,550	3,551,112
Mission Economic Development Corp., RB AMT, 4.00%, 06/01/54	2,005	2,019,631
New Hope Cultural Education Facilities Finance Corp., RB
4.00%, 08/15/34	750	752,738
5.25%, 08/15/41	160	179,015
New Hope Higher Education Finance Corp., RB, Series A, 5.00%, 06/15/30(a)	250	231,719
Newark Higher Education Finance Corp., RB, 5.00%, 08/15/37	1,000	983,386
North Texas Tollway Authority, RB, 0.00%, 01/01/38 (AG)(d)	2,785	1,790,612

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Port Arthur Housing Authority, RB, 3.90%, 04/01/36 (FNMA COLL)	$1,000	$1,010,514
San Antonio Independent School District/TX, GO, 5.00%, 08/15/30 (PSF)	265	266,530
San Antonio Water System, RB, 5.00%, 05/15/42	1,250	1,366,902
Spring Independent School District, GO, 5.00%, 08/15/40 (PSF)	635	703,848
State of Texas, GO
5.00%, 10/01/32	1,270	1,421,676
5.00%, 08/01/40	2,000	2,241,866
5.00%, 10/01/42	2,000	2,219,410
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 10/01/33	1,000	1,082,196
5.00%, 11/15/39	2,645	2,926,306
5.00%, 11/15/40	540	593,892
5.00%, 12/01/43	2,280	2,454,347
5.00%, 11/15/51	1,650	1,813,947
5.00%, 11/15/51	2,460	2,741,943
5.00%, 11/15/64	725	802,878
Terrell Independent School District/TX, GO, 5.00%, 08/01/41 (PSF)	1,000	1,096,552
Texas Department of Housing & Community Affairs, RB, 6.00%, 01/01/57 (GNMA COLL)	1,075	1,206,785
Texas Municipal Gas Acquisition & Supply Corp. I, RB, 3.34%, 12/15/26(b)	1,170	1,170,121
Texas Municipal Gas Acquisition & Supply Corp. II, RB
3.29%, 09/15/27(b)	110	110,099
3.51%, 09/15/27(b)	2,000	2,004,038
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55	520	554,401
Texas Transportation Commission, GO, 5.00%, 04/01/36	1,500	1,684,223
Texas Transportation Finance Corp., RB, 5.00%, 10/01/43	1,000	1,094,686
		76,283,094
Utah — 0.7%
City of Salt Lake City Airport Revenue, RB AMT, 5.00%, 07/01/36	1,000	1,109,526
City of Salt Lake City UT Airport Revenue RB, RB AMT, 5.00%, 07/01/35	1,355	1,510,986
Downtown Revitalization Public Infrastructure District, RB, 5.00%, 06/01/35 (AG)	475	539,983
		3,160,495
Virginia — 0.0%
Virginia Housing Development Authority, RB, 2.05%, 12/01/33	270	234,023
Washington — 2.8%
Energy Northwest, RB, 5.00%, 07/01/40	400	448,572
Port of Seattle WA RB, RB AMT, 5.00%, 08/01/42	545	575,800
Port of Seattle Washington, RB AMT
5.00%, 04/01/32	435	456,800
5.25%, 10/01/41	1,000	1,105,172
Seattle Housing Authority, RB, 5.00%, 12/01/29	500	522,553
State of Washington, GO
5.00%, 08/01/31	500	502,887
5.00%, 02/01/40	4,000	4,515,836
5.00%, 02/01/41	1,565	1,719,455
Vancouver Housing Authority, RB
5.00%, 08/01/32	100	105,672
5.00%, 08/01/35	130	138,717
5.00%, 08/01/40	500	514,919
Washington Economic Development Finance Authority, RB AMT, 5.88%, 12/01/45	1,000	1,015,322
Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB
5.00%, 08/01/30	$100	$105,742
5.00%, 08/01/49	1,265	1,266,136
		12,993,583
West Virginia — 0.1%
West Virginia Hospital Finance Authority, RB, 5.00%, 06/01/36	550	558,730
Wisconsin — 1.0%
City of Milwaukee Sewerage System Revenue, RB, 4.00%, 06/01/31	145	145,060
Public Finance Authority, RB
3.63%, 06/15/63	1,275	1,268,502
5.00%, 03/01/34	780	780,905
Public Finance Authority, RB AMT, 3.00%, 09/01/27	680	680,000
Wisconsin Health & Educational Facilities Authority, RB
4.20%, 08/15/28	55	55,003
5.00%, 11/15/35	725	725,555
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, 5.75%, 09/01/56 (GNMA/FNMA/FHLMC)	1,000	1,096,162
		4,751,187
Total Municipal Debt Obligations — 94.5% (Cost: $430,128,661)		432,441,017
	Shares
Warrants
Internet Infrastructure Software — 0.0%
Brightline West (Expires 11/26/35, Strike Price USD 5.00)(e)	2,792	4,886
Total Warrants — 0.0% (Cost $0)		4,886
Total Long-Term Investments — 94.5% (Cost: $430,128,661)		432,445,903
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Liquidity Funds: MuniCash, 3.31%(f)(g)	20,795,905	20,797,985
Total Short-Term Securities — 4.6% (Cost: $20,797,985)		20,797,985
Total Investments — 99.1% (Cost: $450,926,646)		453,243,888
Other Assets Less Liabilities — 0.9%		4,240,446
Net Assets — 100.0%		$457,484,334

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares Intermediate Muni Income Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$5,797,475	$15,000,510 (a)	$—	$—	$—	$20,797,985	20,795,905	$247,304	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$432,441,017	$—	$432,441,017
Warrants	—	—	4,886	4,886
Short-Term Securities
Money Market Funds	20,797,985	—	—	20,797,985
	$20,797,985	$432,441,017	$4,886	$453,243,888

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed

PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SOFR	Secured Overnight Financing Rate
ST	Special Tax